INVESTMENTS - Acquisition of subsidiaries - Schedule of revenue and profit of acquisition and estimate of consolidated revenue and profit (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenue	R$ 39,737,368	R$ 25,865,001	R$ 20,437,835
Profit (loss)	2,820,875	R$ 6,696,460	R$ 1,488,294
Revenue of combined entity as if combination occurred at beginning of period	41,634,966
Profit (loss) of combined entity as if combination occurred at beginning of period	6,536,891
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Revenue	1,897,598
Profit (loss)	3,716,016
Commit acquisition [member]
Disclosure of detailed information about business combination [line items]
Revenue	554,364
Profit (loss)	342,967
TUP acquisition [member]
Disclosure of detailed information about business combination [line items]
Revenue
Profit (loss)	(116)
Tirreno acquisition [member]
Disclosure of detailed information about business combination [line items]
Revenue	87,467
Profit (loss)	2,370
PetroChoice acquisition [member]
Disclosure of detailed information about business combination [line items]
Revenue	907,848
Profit (loss)	(83,569)
Land acquisition [member]
Disclosure of detailed information about business combination [line items]
Revenue	347,919
Profit (loss)	R$ 3,454,364